Goodwill and intangible assets - Impairment testing (commentary) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 01, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	Jul. 01, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 24,357		$ 23,374		$ 23,453
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 12,986				$ 13,588
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets		$ 3,061				$ 3,059

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.